RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
SCHEDULE OF RIGHT OF USE ASSETS

	Vehicles	Buildings	Land	Total

Balance at December 31, 2022	$2,385	$342,361	$-	$344,746
Additions	-	322,354	418,001	740,355
Depreciation	(2,385)	(149,644)	(211,057)	(363,086)
Foreign exchange translation	-	-	(328)	(328)
Balance at December 31, 2023	$-	$515,071	$206,616	$721,687
Depreciation	$-	$(71,364)	$(106,219)	$(177,583)
Foreign exchange translation	-	-	6,513	6,513
Balance at June 30, 2024	$-	$443,707	$106,910	$550,617